24. Provisions (Details 1) - Post employment benefit [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Disclosure of defined benefit plans [line items]
Actuarial liabilities at beginning of the year	R$ 46,496
Current service cost recognized in income	4,910
Cost of interests recognized in income	4,311
Sponsor contributions	(2)
Effect of changing financial assumptions	34,305
Effect of plan experience	6,740
Actuarial liabilities at the end of the year	R$ 96,760
Nominal discount rate	7.23%
Long-term estimated inflation rate	3.50%
HCCTR - medical inflation rate	6.86%
Mortality table	AT-2000 with improvement of 10%
Nominal discount rate	9.93%
Long-term estimated inflation rate	4.00%
HCCTR - medical inflation rate	7.38%
Mortality Table	AT-2000 with improvement of 10%